Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
Schedule of Fair Value of Warrant of Black-Scholes Option Pricing Model	The fair value of the warrant was estimated using the Black-Scholes option pricing model with the following assumptions:
Expected volatility	60.19%
Risk-free interest rate	3.70%
Expected dividend	-
Contractual life of the warrant	1

Schedule of Share-Based Compensation Expenses	The following table sets forth the allocation of share-based compensation expenses:
	For the years ended December 31,
	2025	2024	2023
Cost of revenues	$543	$1,651	$4,617
Selling expenses	2,823	8,592	19,784
General and administrative expenses	319,020	968,110	2,138,978
Research and development expenses	-	(5,610)	7,422
Total	$322,386	$972,743	$2,170,801

Schedule of Restricted Shares Units

A summary of the restricted shares units’ activities was as follows:

	Number of restricted share units outstanding	Weighted average grant date fair value	Aggregate intrinsic value
Restricted share units outstanding as of January 1, 2023	2,500,650	2.00	6,826,775

Vested	(779,800)	2.00

Forfeited	(228,750)	2.00

Restricted share units outstanding as of December 31, 2023	1,492,100	2.00	1,611,468

Vested	(742,300)	2.00

Forfeited	(7,500)	2.00

Restricted share units outstanding as of December 31, 2024	742,300	2.00	640,976

Vested	(742,300)	2.00

Restricted share units outstanding as of December 31, 2025	-	-	-

Schedule of Non-Controlling Interest

Non-controlling interests consist of the following:

	As of December 31,
	2025	2024
GMB (Beijing)	$(4,730)	$2,598
GMB Culture	(3,357)	(418)
Sunrise Tech	(245,687)	(216,195)
GMB Consulting	12,274	12,695
Shidong Cloud	36,679	37,952
Sunrise Guxian	(199,262)	(178,849)
Sunrise Chenhui	(94,226)	(74,081)
GMB Technology	(197,757)	(192,638)
Alchemistica	(2,797)	-
Sunrise Anhui	(62,141)	-
Innovation Research	(16,493)	-
Sunrise Guizhou	28,773,654	38,167,880
Total	$27,996,157	$37,558,944